--------------------------------------------------------------------------------
                                  ANNUAL REPORT
--------------------------------------------------------------------------------
                                 March 31, 2000
--------------------------------------------------------------------------------

                                   Value Line
                                    Emerging
                                  Opportunities
                                   Fund, Inc.



                                     [LOGO]
                                ----------------
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

Value Line Emerging Opportunities Fund, Inc.

                                                      To Our Value Line Emerging
================================================================================


To Our Shareholders:

The Value Line Emerging Opportunities Fund completed a very strong fiscal year. For the 12 months ended March 31, 2000, the Fund earned a total return of 93.59%, compared with a total return of 37.29% for the unmanaged Russell 2000 Index, the benchmark of small-capitalization stocks.

Your Fund invests in companies with strong operating momentum and strong stock price momentum. In the latest fiscal year, that meant a heavy emphasis on technology stocks, such as those in computer software, telecommunications, semiconductors, and the internet. Biotechnology issues also contributed. Only a small part (2% to 3%) of the performance was attributable to initial public offerings (IPOs).

The Fund has investments in over 400 different stocks in a wide variety of industries. We don't make large bets on any particular holding--indeed, only three stocks make up as much as 1% of assets. Our style, rather, is to bet on our investment process, content to hit singles and doubles that keep us in the game. We invest primarily in companies with market capitalizations of under $2 billion. But we don't sell a stock merely because it has grown into a large-cap company, as many of our holdings have over the past year. Currently, about half of the Fund's holdings have a market cap under $1 billion.

The stock market turbulence in March and April highlighted the potential volatility of this and similar funds. Investment in small-cap stocks, particularly those of fast-growing companies, carries greater-than-average risk. For the long pull, however, we believe the great growth potential of these companies will make them fruitful investments.

Thank you for investing with us.


                                             Sincerely,


                                             /s/ Jean Bernhard Buttner
                                             Jean Bernhard Buttner
                                             Chairman and President

April 15, 2000


--------------------------------------------------------------------------------
2

                                    Value Line Emerging Opportunities Fund, Inc.


Opportunities Fund Shareholders
================================================================================

Economic Observations

The American economy continues to perform well as we proceed through the second quarter of 2000. Evidence of this healthy level of business activity can be found in the strong pace of manufacturing, continued healthy gains in personal income, and high levels of employment. Overall, we estimate that GDP growth will approach 4% in the second quarter and average that level, or slightly better, for the year as a whole. That would make 2000 the tenth year in a row of sustained economic growth in this country.

Inflationary pressures, meanwhile, continue to be held in check for the most part, with strong increases in productivity and ongoing technological innovations being at least partially responsible for this comparative pricing stability. Nevertheless, an increase in cost pressures could still evolve over the next several quarters, particularly if the expected late-2000 moderation in GDP growth does not evolve. The Federal Reserve, taking note of this potential for higher prices, is likely to chart a fairly restrictive monetary course in the months ahead. As such, we now expect the lead bank to vote two additional modest interest rate increases over the course of the current year.


--------------------------------------------------------------------------------
                                                                               3

Value Line Emerging Opportunities Fund, Inc.
================================================================================


  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL]

                 COMPARISON OF THE CHANGE IN VALUE OF A $10,000
               INVESTMENT IN THE VALUE LINE EMERGING OPPORTUNITIES
                  FUND, INC. AND THE RUSSELL 2000 STOCK INDEX**

                                        Value Line Emerging       Russell 2000
                                     Opportunities Fund, Inc.      Stock Index
                                     ------------------------      -----------
6/23/93                                     $ 10,000                $ 10,000
9/30/93                                     $ 11,200                $ 11,142
12/31/93                                    $ 12,106                $ 11,431
3/31/94                                     $ 11,835                $ 11,127
6/30/94                                     $ 11,504                $ 10,691
9/30/94                                     $ 12,086                $ 11,434
12/31/94                                    $ 12,029                $ 11,233
3/31/95                                     $ 12,731                $ 11,741
6/30/95                                     $ 13,639                $ 12,841
9/30/95                                     $ 15,622                $ 14,110
12/31/95                                    $ 14,921                $ 14,415
3/31/96                                     $ 15,733                $ 15,151
6/30/96                                     $ 16,149                $ 15,909
9/30/96                                     $ 16,735                $ 15,963
12/31/96                                    $ 16,465                $ 16,793
3/31/97                                     $ 15,408                $ 15,969
6/30/97                                     $ 18,095                $ 18,558
9/30/97                                     $ 21,305                $ 21,319
12/31/97                                    $ 18,365                $ 20,606
3/31/98                                     $ 19,644                $ 22,678
6/30/98                                     $ 18,410                $ 21,621
9/30/98                                     $ 14,869                $ 17,264
12/31/98                                    $ 19,213                $ 20,080
3/31/99                                     $ 19,842                $ 18,991
6/30/99                                     $ 22,944                $ 21,944
9/30/99                                     $ 23,559                $ 20,557
12/31/99                                    $ 32,782                $ 24,349
3/31/2000                                   $ 38,412                $ 26,073

                           From 6/23/93+ to 3/31/2000.

** The Russell 2000 Stock Index is an unmanaged index that is representative of the smaller capitalization stocks traded in the United States. The presentation includes reinvested dividends.

Performance Data:*
                                                                   Average
                                                                Annual Total
                                                                   Return
                                                                  ---------
1 year ended March 31, 2000 .................................       93.59%
5 years ended March 31, 2000 ................................       24.72%
From June 23, 1993+ to
  March 31, 2000 ............................................       21.99%


+    Commencement of operations.

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total return and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.


--------------------------------------------------------------------------------
4

                                    Value Line Emerging Opportunities Fund, Inc.


Schedule of Investments                                           March 31, 2000
================================================================================

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS (97.0%)

             ADVERTISING (1.1%)
     3,500   ADVO, Inc.*............................              $   87,500
     2,200   Getty Images, Inc.*....................                  79,062
     1,600   Lamar Advertising Co.
                Class "A"*..........................                  72,800
     3,600   Modem Media Poppe Tyson,
                Inc. Class "A"* ....................                 116,550
     1,700   Omnicom Group, Inc.....................                 158,844
     1,600   True North
                Communications, Inc.................                  62,900
                                                                  ----------
                                                                     577,656

             AEROSPACE/DEFENSE
               (0.3%)
     2,500   Aeroflex Inc.*.........................                 123,750
       500   Alliant Techsystems, Inc.*.............                  29,438
                                                                  ----------
                                                                     153,188

             AIR TRANSPORT (0.1%)
     2,200   EGL, Inc.*.............................                  51,425

             APPAREL (0.7%)
     3,000   Columbia Sportswear Co.*...............                  73,500
     5,000   Gildan Activewear, Inc.
                Class "A"*..........................                 163,125
     3,700   Guess ? Inc.*..........................                 118,400
                                                                  ----------
                                                                     355,025

             BANK--MIDWEST (0.1%)
       800   Fifth Third Bancorp....................                  50,400

             BEVERAGE--
               ALCOHOLIC (0.2%)
     1,800   Canandaigua Brands, Inc.
                Class "A"*..........................                  91,800

             BUILDING MATERIALS
               (0.7%)
     2,000   Dayton Superior Corp.
                Class "A"*..........................                  50,375
     5,000   Insituform Technologies, Inc.
                Class "A"*..........................                 153,125
     1,000   Simpson Manufacturing
                Co., Inc.*..........................                  39,500
     2,000   Trex Co., Inc.*........................                  76,500
       700   USG Corp...............................                  29,356
                                                                  ----------
                                                                     348,856

             CABLE TV (1.5%)
     2,337   Adelphia Communications
                Corp. Class "A"*....................                 114,513
     1,300   Cablevision Systems Corp.
                Class "A"*..........................                  78,975
     3,600   EchoStar Communications
                Corp. Class "A"*....................                 284,400
     4,100   LodgeNet Entertainment
                Corp.*..............................                  82,256
     1,200   Pegasus Communications
                Corp. Class "A"*....................                 168,900
     2,800   Youthstream Media Networks,
                Inc.*...............................                  36,750
                                                                  ----------
                                                                     765,794

             CHEMICAL--
               DIVERSIFIED (0.4%)
     1,500   Brady Corp. Class "A"..................                  46,781
     2,400   Cambrex Corp...........................                 104,400
     2,000   Spartech Corp..........................                  68,750
                                                                  ----------
                                                                     219,931

             CHEMICAL--
               SPECIALTY (0.3%)
     1,600   Celgene Corp.*.........................                 159,300



--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.


Schedule of Investments
================================================================================

Shares                                                                 Value
--------------------------------------------------------------------------------

             COMPUTER &
               PERIPHERALS (5.9%)
     4,400   Aspeon Inc.*...........................              $   89,100
     6,000   Blue Wave Systems, Inc.*...............                  96,000
     2,700   Brooktrout, Inc.*......................                  78,300
     3,600   Cybex Computer Products
                Corp.*..............................                 135,450
     2,000   Emulex Corp.*..........................                 218,250
     3,200   In Focus Systems, Inc.*................                 114,600
     2,400   Interface Systems, Inc.*...............                 159,600
     2,200   Interphase Corp.*......................                  55,825
     5,000   Ion Network, Inc.*.....................                 168,125
     1,600   M-Systems Flash Disk
                Pioneers Ltd.*......................                  84,800
     1,400   MRV Communications, Inc.*..............                 128,275
     5,600   Media 100, Inc.*.......................                 195,300
     4,000   Mercury Computer Systems,
                Inc.*...............................                 195,500
     1,200   MICROS Systems, Inc.*..................                  75,525
     2,000   Network Peripherals Inc.*..............                  71,000
     4,500   NYFIX, Inc.*...........................                 226,687
     3,000   ODS Networks, Inc.*....................                  72,000
       100   Palm, Inc.*............................                   4,487
     5,600   Pinnacle Systems, Inc.*................                 186,200
     4,000   PSW Technologies Inc.*.................                 159,000
     2,000   Silicon Storage Technology,
                Inc.*...............................                 147,750
     3,000   Splash Technology Holdings,
                Inc.*...............................                  37,500
     2,280   Sun Microsystems, Inc.*................                 213,643
     2,000   Zebra Technologies Corp.
                Class "A"*..........................                 100,000
                                                                  ----------
                                                                   3,012,917

             COMPUTER SOFTWARE
               & SERVICES (12.4%)
     4,000   Actuate Corp.*.........................                 215,250
     1,600   Adobe Systems, Inc.....................                 178,100
     3,600   Advanced Digital Information
                Corp.*..............................                 123,300
     2,200   Advent Software, Inc.*.................                 100,925
     4,000   AremisSoft Corp.*......................                 136,000
     2,300   Aspen Technology, Inc.*................                  92,862
     1,900   Brio Technology, Inc.*.................                  71,725
     2,400   Business Objects S.A. (ADR)*...........                 238,800
     4,000   CACI International, Inc.
                Class "A"*..........................                 119,750
     6,000   CAM Data Systems, Inc.*................                  96,750
     2,000   Citrix Systems, Inc.*..................                 132,500
     1,700   Clarus Corporation*....................                 120,063
     3,200   ClickAction Inc.*......................                 158,800
     2,800   Cognizant Technology
                Solutions Corp.  Class "A"* ........                 175,000
     1,700   Cognos Inc.*...........................                 106,356
     1,000   Comverse Technology, Inc.*.............                 189,000
     5,300   Datastream Systems, Inc.*..............                 153,700
     3,750   Dendrite International, Inc.*..........                  78,516
     1,400   Documentum, Inc.*......................                 109,200
    10,000   Eidos PLC (ADR)*.......................                  63,750
     2,500   Eletronics For Imaging Inc.*...........                 150,000
     1,700   Exchange Applications, Inc.*...........                  89,968
     4,000   4Front Technologies, Inc.*.............                  83,000
     4,000   Hall Kinion & Associates, Inc.*........                  96,250
     3,000   Harbinger Corp.*.......................                  87,375
     3,200   Henry (Jack) & Associates, Inc.........                 118,000
     2,900   InfoCure Corp.*........................                  50,387
     1,800   Integral Systems, Inc.*................                  81,000
     3,000   Interleaf, Inc.*.......................                 141,000
     1,600   IONA Technologies PLC
                (ADR)*..............................                 118,400
     3,000   ISG International Software
                Group, Ltd.*........................                  62,625
     5,000   Loronix Information Systems,
                Inc.*...............................                 181,563
     2,000   Manugistics Group, Inc.*...............                 100,500
     2,800   MapInfo Corp.*.........................                 109,200
     4,200   Mercury Interactive Corp.*.............                 332,850
     1,000   Micromuse Inc.*........................                 138,812
     1,400   MicroStrategy Inc. Class "A"*..........                 121,888
     2,000   National Instruments Corp.*............                  93,875
     2,000   NVIDIA Corp.*..........................                 168,969
     1,800   Packeteer, Inc.*.......................                  63,000
     1,200   Paychex, Inc...........................                  62,850
     1,700   Remedy Corp.*..........................                  71,613
     5,700   S3 Incorporated*.......................                 119,700
     1,000   Saga Systems, Inc.*....................                  35,750


--------------------------------------------------------------------------------
6

                                    Value Line Emerging Opportunities Fund, Inc.


                                                                  March 31, 2000
================================================================================

Shares                                                                 Value
--------------------------------------------------------------------------------

             COMPUTER SOFTWARE
               & SERVICES (12.4%)
               (Continued)
     3,000   Sagent Technology, Inc.*...............                  86,438
     5,000   Sapiens International Corp.
                N.V.*...............................                  61,250
     2,200   ScanSource, Inc.*......................                  78,100
     5,200   Serena Software, Inc.*.................                 165,750
     1,700   Siebel Systems, Inc.*..................                 203,044
       700   SilverStream Software, Inc.*...........                  51,712
     4,300   Sybase, Inc.*..........................                  87,344
     2,700   Tecnomatix Technologies Ltd.*..........                 117,112
     7,000   Versant Corp.*.........................                  94,063
                                                                  ----------
                                                                   6,283,735

             DIVERSIFIED
               COMPANIES (0.2%)
       700   Textron, Inc...........................                  42,612
     1,400   Tyco International Ltd.................                  69,825
                                                                  ----------
                                                                     112,437

             DRUG (8.3%)
     3,000   AVI BioPharma, Inc.*...................                  37,500
     1,800   Albany Molecular Research,
                Inc.*...............................                 105,075
     1,800   Andrx Corp.*...........................                 207,900
     4,000   Aurora Biosciences Corp.*..............                 163,500
     8,000   AxyS Pharmaceuticals, Inc.*............                  61,500
     2,000   Biogen, Inc.*..........................                 139,750
     2,200   Biovail Corporation
                International*......................                  97,488
     4,000   Bone Care International, Inc.*.........                  69,000
     2,000   CV Therapeutics, Inc.*.................                 100,375
     2,200   Cerus Corp.*...........................                 106,150
     7,000   Corvas International, Inc.*............                  77,000
     2,200   CuraGen Corp.*.........................                 102,850
     8,000   Cytoclonal Pharmaceutics Inc.*.........                  82,500
     3,800   DUSA Pharmaceuticals, Inc.*............                  90,962
     5,200   Embrex, Inc.*..........................                  81,900
     3,000   Enzon, Inc.*...........................                 113,063
     1,400   Forest Laboratories, Inc.*.............                 118,300
     3,300   Gene Logic, Inc.*......................                 138,806
     1,000   Genentech, Inc.*.......................                 152,000
     2,800   Hyseq, Inc.*...........................                 124,950
     1,100   IDEC Pharmaceuticals Corp.*............                 108,075
     1,400   ImClone Systems, Inc.*.................                 107,625
     5,550   Ivax Corp.*............................                 151,237
     3,375   Jones Pharma Incorporated..............                 102,516
     5,250   King Pharmaceuticals, Inc.*............                 165,375
     3,000   Kos Pharmaceuticals, Inc.*.............                  42,750
     4,000   LifeCell Corp.*........................                  27,500
       800   MGI Pharma, Inc.*......................                  32,250
     1,900   Medicis Pharmaceutical Corp.
                Class "A"*..........................                  76,000
     1,100   Millennium Pharmaceuticals,
                Inc.*...............................                 142,862
     5,400   NPS Pharmaceuticals, Inc.*.............                  81,338
     4,000   Neurocrine Biosciences, Inc.*..........                  93,000
     7,000   Orphan Medical, Inc.*..................                  76,125
     5,500   PenWest Pharmaceuticals Co.*...........                  67,719
     2,000   Pharmacopeia, Inc.*....................                  98,000
     7,000   SciClone Pharmaceuticals,
                Inc.*...............................                 107,625
     3,232   Shire Pharmaceuticals Group
                PLC (ADR)*..........................                 165,640
     4,000   SpectRx, Inc.*.........................                  56,500
     6,500   Targeted Genetics Corp.*...............                  90,187
     5,300   Taro Pharmaceutical Industries,
                Ltd.*...............................                  56,975
     4,700   Titan Pharmaceuticals, Inc.*...........                 146,288
     6,500   Valentis, Inc.*........................                  73,937
                                                                  ----------
                                                                   4,240,093

             EDUCATIONAL
               SERVICES (0.4%)
     3,000   Learning Tree International,
                Inc.*...............................                 106,500
     2,300   National Computer Systems,
                Inc.................................                 116,725
                                                                  ----------
                                                                     223,225

             ELECTRIC UTILITY--
               CENTRAL (0.2%)
     1,000   AES Corp. (The)*.......................                  78,750


--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.


Schedule of Investments
================================================================================

Shares                                                                 Value
--------------------------------------------------------------------------------

             ELECTRIC UTILITY--
               WEST (0.7%)
     3,800   Calpine Corp.*.........................              $  357,200

             ELECTRICAL
               EQUIPMENT (1.5%)
     4,000   AAON, Inc.*............................                  70,250
     2,000   C&D Technologies, Inc..................                 118,000
     3,600   Cable Design Technologies
                Corp.*..............................                 122,175
     3,300   GaSonics International Corp.*..........                 130,866
     1,300   Kopin Corp.*...........................                  89,375
     2,200   Power-One, Inc.*.......................                 132,825
     1,500   Technitrol, Inc........................                  87,375
                                                                  ----------
                                                                     750,866

             ELECTRONICS (9.0%)
     1,100   Alpha Industries, Inc.*................                 104,500
     1,300   Amphenol Corp. Class "A"*..............                 132,925
     2,250   ANADIGICS, Inc.*.......................                 148,500
     1,800   Anaren Microwave, Inc.*................                 172,575
     4,000   CTS Corp...............................                 228,000
     2,400   Cree, Inc.*............................                 270,900
     1,500   DII Group, Inc.*.......................                 169,594
     6,000   Daktronics, Inc.*......................                  60,750
     1,400   Exar Corp.*............................                 100,187
     4,500   FEI Company*...........................                 133,875
     2,000   Gemstar International
                Group Ltd.*.........................                 172,000
       800   Gilat Satellite Networks Ltd.*.........                  93,800
     6,000   Herley Industries, Inc.*...............                 109,125
     4,500   Interlink Electronics*.................                 429,188
     1,856   JDS Uniphase Corp.*....................                 223,764
     1,300   Micrel, Inc.*..........................                 124,800
     5,000   Nu Horizons Electronics Corp.*.........                 110,625
     1,600   Plexus Corp.*..........................                 106,600
     1,900   Rogers Corp.*..........................                 119,225
     1,800   Sawtek Inc.*...........................                  94,612
     5,300   Signal Technology Corp.*...............                 138,463
     2,600   Symbol Technologies, Inc...............                 214,013
     2,666   Three-Five Systems, Inc.*..............                 159,960
     6,000   Titan Corp.*...........................                 306,000
     5,000   Universal Electronics Inc.*............                 121,250
     3,000   Valence Technology, Inc.*..............                  70,687
     2,800   Varian Medical Systems, Inc.*..........                 127,750
     5,000   Viasystems Group, Inc.*................                  77,500
     1,500   Virata Corporation*....................                 149,813
     5,300   Xicor, Inc.*...........................                  74,862
                                                                  ----------
                                                                   4,545,843

             ENTERTAINMENT (1.4%)
     1,200   CBS Corp.*.............................                  67,950
       800   Clear Channel
                Communications, Inc.*...............                  55,250
     1,200   Cox Radio, Inc. Class "A"*.............                 100,800
     2,000   Cumulus Media, Inc.
                Class "A"*..........................                  28,750
     2,000   Emmis Communications Corp.
                Class "A"*..........................                  93,000
     1,500   Entercom Communications
                Corp.*..............................                  76,500
     4,700   TCI Satellite Entertainment,
                Inc. Class "A"* ....................                  89,888
     4,000   USA Networks, Inc.*....................                  90,250
       800   Univision Communications,
                Inc. Class "A"*.....................                  90,400
                                                                  ----------
                                                                     692,788

             FINANCIAL SERVICES--
               DIVERSIFIED (0.8%)
     4,000   Ace Cash Express, Inc.*................                  68,500
     3,000   Administaff, Inc.*.....................                 117,750
       100   Digitas Inc.*..........................                   2,450
     2,300   Investment Technology
                Group, Inc.*........................                  81,075
     1,400   Metris Companies Inc...................                  54,425
       900   Providian Financial Corp...............                  77,962
                                                                  ----------
                                                                     402,162

             FOOD PROCESSING (0.4%)
     3,300   Hain Food Group, Inc.*.................                  93,431
     1,500   Keebler Foods Co.......................                  43,031
     1,800   McCormick & Co., Inc...................                  58,050
                                                                  ----------
                                                                     194,512


--------------------------------------------------------------------------------
8

                                    Value Line Emerging Opportunities Fund, Inc.


                                                                  March 31, 2000
================================================================================

Shares                                                                 Value
--------------------------------------------------------------------------------

             FOREIGN
               TELECOMMUNICATIONS
               (1.2%)
     1,600   AT&T Canada, Inc. Class "B"
                (ADR)*..............................              $   97,600
     3,800   Euro99.Com A/S (ADR)*..................                  79,325
     1,860   Nortel Networks Corp...................                 234,360
     1,900   Rogers Cantel Mobile
                Communications, Inc.
                Class "B"* .........................                  76,831
     3,000   Vimpel-Communications,
                Open Joint Stock Co.
                (ADR)* .............................                 126,937
                                                                  ----------
                                                                     615,053

             FURNITURE/HOME
               FURNISHINGS (0.1%)
     2,250   Ethan Allen Interiors, Inc.............                  56,250

             HEALTHCARE INFORMATION
               SYSTEMS (0.5%)
     7,000   Hooper Holmes, Inc.....................                 240,188

             HOTEL/GAMING (0.2%)
     4,000   Argosy Gaming Company*.................                  57,000
     2,600   Station Casinos, Inc.*.................                  56,712
                                                                  ----------
                                                                     113,712

             HOUSEHOLD
               PRODUCTS (0.8%)
     3,600   Church & Dwight Co., Inc...............                  61,875
       800   Kimberly-Clark Corp....................                  44,800
     6,000   Salton, Inc.*..........................                 260,250
     1,500   Scotts Company (The)
                Class "A"*..........................                  63,000
                                                                  ----------
                                                                     429,925

             INDUSTRIAL
               SERVICES (1.7%)
     5,800   Actrade International, Ltd.*...........                  93,525
       600   Catalina Marketing Corp.*..............                  60,750
     2,200   Quanta Services, Inc.*.................                 133,512
     4,000   SCP Pool Corp.*........................                 122,500
     2,300   SmartForce PLC (ADR)*..................                 105,513
     2,800   TeleTech Holdings, Inc*................                  96,600
     3,700   URS Corp.*.............................                  48,563
     2,000   Volt Information Sciences,
                Inc.*...............................                  71,875
     1,800   WebTrends Corp.*.......................                 129,600
                ----------
                862,438

             INTERNET (2.7%)
       200   Be Free, Inc.*.........................                   4,400
     1,300   Datalink.net, Inc.*....................                  82,794
     2,600   Exodus Communications, Inc.*...........                 365,300
       200   FirstWorld Communications
                Inc. Class "B"*.....................                   4,075
     2,800   IntraNet Solutions, Inc.*..............                 128,800
       100   iPrint.com, Inc.*......................                   1,925
     2,000   Macromedia, Inc.*......................                 180,625
     1,400   Netopia, Inc.*.........................                 100,712
       500   Netpliance, Inc.*......................                   7,250
     4,000   Netsol International, Inc.*............                 259,000
       100   OTG Software, Inc.*....................                   4,031
       100   Onvia.com, Inc.*.......................                   2,113
     1,500   Primus Knowledge Solutions,
                Inc.*...............................                 129,000
     1,400   S1 Corp.*..............................                 119,963
       100   Selectica, Inc.*.......................                   8,825
                                                                  ----------
                                                                   1,398,813

             MACHINERY (0.5%)
     1,000   Briggs & Stratton Corp.................                  41,125
     2,700   Donaldson Co., Inc.....................                  60,919
     1,500   Dover Corp.............................                  71,812
     1,600   Helix Technology Corp..................                  96,100
                                                                  ----------
                                                                     269,956

             MANUFACTURED HOUSING/
               RECREATIONAL
               VEHICLE (0.4%)
     3,375   Monaco Coach Corp.*....................                  64,125
     1,500   Oshkosh Truck Corp.....................                  46,594
     4,000   Winnebago Industries, Inc..............                  72,250
                                                                  ----------
                                                                     182,969


--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.


Schedule of Investments
================================================================================

Shares                                                                 Value
--------------------------------------------------------------------------------

             MARITIME (0.2%)
     3,600   A.C.L.N. Ltd.*.........................              $   93,600

             MEDICAL SERVICES
               (0.9%)
     2,400   Accredo Health, Inc.*..................                  79,500
     2,800   Advance Paradigm, Inc.*................                  33,250
     7,000   Interleukin Genetics, Inc.*............                  70,437
       800   Myriad Genetics, Inc.*.................                  48,200
     2,200   Quest Diagnostics, Inc.*...............                  87,450
     2,000   Syncor International Corp.*............                  66,000
     1,300   Wellpoint Health
                Networks, Inc.*.....................                  90,838
                                                                  ----------
                                                                     475,675

             MEDICAL SUPPLIES (4.7%)
     6,000   Advanced Neuromodulation
                Systems, Inc.*......................                 114,000
     2,000   Allergan, Inc..........................                 100,000
     2,800   Alpharma Inc. Class "A"................                 102,900
    16,000   Aradigm Corp.*.........................                 334,000
     4,533   Bindley Western Industries,
                Inc.................................                  61,479
     6,000   Candela Corp.*.........................                  82,500
     3,000   Cytyc Corp.*...........................                 144,750
     4,000   Digene Corp.*..........................                 184,000
     3,000   Genzyme Corp.-Surgical
                Products Division*..................                  35,250
     2,000   Inamed Corp.*..........................                  99,000
       500   Johnson & Johnson......................                  35,031
     4,542   Medtronic, Inc.........................                 233,629
     8,600   Paradigm Medical Industries,
                Inc.*...............................                  86,000
     2,000   Patterson Dental Co.*..................                  76,500
     4,000   PolyMedica Corp.*......................                 235,000
     2,800   Techne Corp.*..........................                 193,200
     2,000   X-ceed, Inc.*..........................                  48,000
     4,000   Zoll Medical Corp.*....................                 205,000
                                                                  ----------
                                                                   2,370,239

             METAL FABRICATING (0.3%)
     4,000   Shaw Group, Inc.*......................                 141,000

             NEWSPAPER (0.4%)
     1,800   Central Newspapers, Inc.
                Class "A"...........................                  60,525
     1,100   Dow Jones & Co., Inc...................                  78,994
     1,500   McClatchy Co. (The)
                Class "A"...........................                  49,125
                                                                  ----------
                                                                     188,644

             OFFICE EQUIPMENT &
               SUPPLIES (0.2%)
     1,000   Pitney Bowes, Inc......................                  44,687
     2,250   Staples, Inc.*.........................                  45,000
                                                                  ----------
                                                                      89,687

             OILFIELD SERVICES/
               EQUIPMENT (0.3%)
     2,300   Hanover Compressor Co.*................                 130,812

             PACKAGING &
               CONTAINER (0.0%)
       100   IFCO Systems N.V.*.....................                   2,288

             PRECISION
               INSTRUMENT (2.9%)
     2,000   Cognex Corp.*..........................                 115,375
     1,900   II-VI Inc.*............................                  72,200
     2,600   Keithley Instruments, Inc..............                 123,825
     2,400   LTX Corp.*.............................                 108,450
     3,700   Measurement Specialties,
                Inc.*...............................                  93,656
     2,400   Mettler Toledo International,
                Inc.*...............................                  98,250
     1,200   Newport Corp...........................                 162,000
     4,500   Odetics, Inc. Class "A"*...............                  61,875
     2,250   Orbotech Ltd.*.........................                 191,250
     1,600   PerkinElmer, Inc.......................                 106,400
     3,000   Varian, Inc.*..........................                 115,125
     2,400   Waters Corp.*..........................                 228,600
                                                                  ----------
                                                                   1,477,006



--------------------------------------------------------------------------------
10

                                    Value Line Emerging Opportunities Fund, Inc.


                                                                  March 31, 2000
================================================================================

Shares                                                                 Value
--------------------------------------------------------------------------------

             PUBLISHING (0.4%)
     6,750   Advanced Marketing
                Services, Inc.......................              $  140,062
     1,300   Readers Digest Association,
                Inc. Class "A" .....................                  45,988
                                                                  ----------
                                                                     186,050

             R.E.I.T. (0.2%)
     2,000   Pinnacle Holdings, Inc.*...............                 110,500

             RECREATION (0.5%)
     1,000   Harley-Davidson, Inc...................                  79,375
     4,500   JAKKS Pacific, Inc.*...................                  97,031
     1,200   Royal Caribbean Cruises Ltd............                  33,600
     3,300   THQ, Inc.*.............................                  58,987
                                                                  ----------
                                                                     268,993

             RESTAURANT (1.2%)
     1,700   Applebee's International, Inc..........                  47,813
     3,300   Brinker International, Inc.*...........                  97,969
     2,900   Cheesecake Factory, Inc. (The)*........                 120,712
     2,500   Darden Restaurants, Inc................                  44,531
     4,200   Jack In The Box, Inc.*.................                  89,513
     4,000   RARE Hospitality
                International, Inc.*................                  77,750
     4,800   Ruby Tuesday, Inc......................                  84,000
     2,200   Sonic Corp.*...........................                  59,950
                                                                  ----------
                                                                     622,238

             RETAIL BUILDING
               SUPPLY (0.1%)
     1,280   Lowe's Companies, Inc..................                  74,720

             RETAIL--SPECIAL
               LINES (5.3%)
     2,000   Abercrombie & Fitch Co.
                Class "A"*..........................                  32,000
     2,800   American Eagle Outfitters, Inc.*                        106,225
     4,000   Audiovox Corp. Class "A"*..............                 174,500
     4,800   Braun's Fashions Corp.*................                 121,200
     4,500   Charlotte Russe Holding, Inc.*.........                  77,062
     7,000   Chico's FAS, Inc.*.....................                 118,672
     1,600   Circuit City Stores, Inc.-
                Circuit City Group .................                  97,400
     2,250   Cost Plus, Inc.*.......................                  76,078
     2,300   Damark International, Inc.
                Class "A"*..........................                  87,688
     2,500   Deb Shops, Inc.........................                  34,375
     1,200   Dollar Tree Stores, Inc.*..............                  62,550
     3,750   Fossil, Inc.*..........................                  87,891
     4,000   Haverty Furniture Companies,
                Inc.................................                  42,500
     1,600   Insight Enterprises, Inc.*.............                  58,300
     4,500   Intertan, Inc.*........................                  61,875
     2,835   Intimate Brands, Inc. Class "A"........                 116,235
     2,000   Linens `N' Things, Inc.*...............                  68,500
     2,500   Lithia Motors, Inc. Class "A"*.........                  38,125
     3,200   Michaels Stores, Inc.*.................                 130,400
     2,700   PC Connection, Inc.*...................                  76,275
     3,750   Quiksilver, Inc.*......................                  65,859
     3,000   Ross Stores, Inc.......................                  72,187
     4,000   Sonic Automotive, Inc.
                Class "A"*..........................                  37,750
     1,200   Talbots, Inc. (The)....................                  70,650
     1,200   Tandy Corp.............................                  60,900
     2,000   Tiffany & Co...........................                 167,250
     2,400   Tweeter Home Entertainment
                Group, Inc.*........................                 106,200
     3,700   Ultimate Electronics, Inc.*............                  80,938
     2,400   ValueVision International, Inc.
                Class "A"* .........................                  99,300
     3,450   Whitehall Jewellers, Inc.*.............                  81,075
     5,850   Wilsons The Leather
                Experts Inc.*.......................                  78,975
     2,000   Zale Corp.*............................                  94,375
                                                                  ----------
                                                                   2,683,310


             RETAIL STORE (0.8%)
     3,000   Ames Dept Stores, Inc.*................                  73,688
     2,500   BJ's Wholesale Club Inc.*..............                  96,562
     3,000   Family Dollar Stores, Inc..............                  62,438
     1,000   Kohl's Corp.*..........................                 102,500
       800   Target Corp............................                  59,800
                                                                  ----------
                                                                     394,988


--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.


Schedule of Investments
================================================================================

Shares                                                                 Value
--------------------------------------------------------------------------------

             SEMICONDUCTOR (10.9%)
     3,600   ASM International N.V.*................              $  104,400
     2,200   ATMI, Inc.*............................                 105,050
     4,000   Applied Micro Circuits Corp.*..........                 600,250
     2,400   Applied Science &
                Technology, Inc.*...................                  72,600
     2,000   Asyst Technologies, Inc.*..............                 117,000
     2,200   Conexant Systems, Inc.*................                 156,200
     1,600   Cymer, Inc.*...........................                  80,000
     2,200   Dallas Semiconductor Corp..............                  77,275
     2,600   Electroglas, Inc.*.....................                  89,050
     1,900   IBIS Technology Corp.*.................                 171,000
     3,600   ICOS Vision Systems
                Corporation N.V.*...................                 120,600
     2,500   International Rectifier Corp.*.........                  95,312
    15,000   Mattson Technology, Inc.*..............                 639,375
     2,500   Nanometrics, Inc.*.....................                 121,875
     3,100   Pericom Semiconductor Corp.*...........                 110,631
     2,000   PMC-Sierra, Inc.*......................                 407,375
     2,000   QLogic Corp.*..........................                 271,000
     2,000   RF Micro Devices Inc.*.................                 268,750
     8,000   Semitool, Inc.*........................                 145,500
     1,000   Silicon Image, Inc.*...................                  71,625
       100   Silicon Laboratories Inc.*.............                   8,850
     2,400   Siliconix, Inc.*.......................                 228,150
    26,200   TelCom Semiconductor, Inc.*............                 792,550
     2,700   TranSwitch Corp.*......................                 259,537
     3,700   TriQuint Semiconductor,
                Inc.*...............................                 271,950
     2,500   Varian Semiconductor
                Equipment Associates,
                Inc.* ..............................                 159,062
                                                                  ----------
                                                                   5,544,967

             SEMICONDUCTOR
               CAPITAL
               EQUIPMENT (0.6%)
     2,400   Electro Scientific Industries,
                Inc.*...............................                 139,200
     2,900   Kulicke & Soffa
                Industries Inc.*....................                 185,781
                                                                  ----------
                                                                     324,981

             SHOE (0.6%)
     2,250   Kenneth Cole Productions,
                Inc. Class "A"* ....................                  88,313
     4,400   Madden (Steven), Ltd.*.................                  83,600
     2,400   Timberland Co. Class "A"*..............                 122,400
                                                                  ----------
                                                                     294,313

             TELECOMMUNICATIONS
               EQUIPMENT (7.0%)
     3,500   Andrew Corp.*..........................                  80,063
     5,000   Arguss Holdings, Inc.*.................                 111,875
     1,600   Black Box Corp.*.......................                 110,775
     3,800   C-Cor.net Corp.*.......................                 186,200
     2,900   California Amplifier, Inc.*............                  89,900
     5,600   Comdial Corp.*.........................                  73,500
     3,000   CommScope, Inc.*.......................                 136,875
     3,000   Communications Systems,
                Inc.................................                  52,500
     2,400   DSP Group, Inc.*.......................                 158,400
       600   Efficient Networks, Inc.*..............                  93,450
     5,000   Glenayre Technologies Inc.*............                  87,813
     2,000   Harmonic, Inc.*........................                 166,500
     3,800   International Fibercom, Inc.*..........                  90,250
     3,800   InterVoice-Brite, Inc.*................                 109,725
     1,700   MasTec, Inc.*..........................                 151,300
     1,400   Natural MicroSystems Corp.*............                 120,050
     8,000   NETRIX Corp.*..........................                 161,500
     1,700   NICE Systems Ltd. (ADR)*...............                 121,125
     5,500   Oak Technology, Inc.*..................                 105,875
     3,000   Polycom, Inc.*.........................                 237,563
     2,000   Powerwave Technologies,
                Inc.*...............................                 250,000
     2,800   Scientific-Atlanta, Inc................                 177,625
     4,500   SpectraSite Holdings, Inc.*............                 127,406
     2,600   Tekelec Inc.*..........................                  96,525
     4,000   Tollgrade Communications,
                Inc.*...............................                 212,000
     5,000   Westell Technologies, Inc.
                Class "A"*..........................                 159,375
     1,800   Xeta Corp.*............................                  81,900
                                                                  ----------
                                                                   3,550,070


--------------------------------------------------------------------------------
12

                                    Value Line Emerging Opportunities Fund, Inc.


                                                                  March 31, 2000
================================================================================

Shares                                                                 Value
--------------------------------------------------------------------------------

             TELECOMMUNICATION
               SERVICES (4.0%)
     7,000   ACT Teleconferencing, Inc.*............             $    87,937
     1,350   Allegiance Telecom, Inc.*..............                 108,844
     1,500   Celeritek, Inc.*.......................                  94,875
     2,400   CoreComm Ltd.*.........................                 105,600
     4,500   Corsair Communications,
                Inc.*...............................                  86,063
     3,900   DyCom Industries, Inc.*................                 190,125
     5,000   FiberNet Telecom Group,
                Inc.*...............................                  90,000
     2,400   FirstCom Corp.*........................                  82,050
     1,600   Global Crossing Ltd.*..................                  65,500
     2,600   LCC International, Inc.
                Class "A"*..........................                 103,025
     1,100   Leap Wireless
                International, Inc.*................                 108,556
     1,000   Level 3 Communications,
                Inc.*...............................                 105,750
     1,500   MGC Communications, Inc.*..............                 107,250
     2,000   Metromedia Fiber Network,
                Inc. Class "A"* ....................                 193,375
     2,300   Network Access Solutions
                Corp.*..............................                  50,600
     2,400   Performance Technologies,
                Inc.*...............................                 104,250
     2,300   Primus Telecommunications
                Group, Inc.*........................                 118,881
     3,000   Puma Technology, Inc.*.................                 151,875
     1,800   Qwest Communications
                International, Inc.*................                  87,300
                                                                 -----------
                                                                   2,041,856

             THRIFT (0.1%)
     3,100   W Holding Company, Inc.................                  29,741

             TOILETRIES/
               COSMETICS (0.1%)
     1,000   Estee Lauder Companies, Inc.
                (The) Class "A" ....................                  50,063

             TRUCKING/
               TRANSPORTATION
               LEASING (0.5%)
     4,000   Celadon Group, Inc.*...................                 103,500
     1,500   Forward Air Corp.*.....................                  35,531
     2,000   Landstar System, Inc.*.................                 109,500
                                                                 -----------
                                                                     248,531

             WATER UTILITY (0.1%)
     4,500   Southwest Water Co.....................                  48,375
                                                                 -----------

             TOTAL COMMON STOCKS
             AND TOTAL INVESTMENT
             SECURITIES (97.0%)
             (Cost $31,301,241) ....................              49,279,854
                                                                 -----------


REPURCHASE AGREEMENT (3.0%)
(Including accrued interest)
    $1,500,000    Collateralized by $1,188,000
                    U.S. Treasury Bonds
                    8.875%, due 08/15/17,
                    with a value of $1,529,590
                    (with Warburg Dillon
                    Read LLC 6.25%,
                    dated 3/31/00, due
                    4/3/00, delivery
                    value $1,500,781)...............               1,500,260

CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES (0.0%) .....................                   4,340
                                                                 -----------

NET ASSETS (100%) ..................................             $50,784,454
                                                                 ===========

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE, PER
  OUTSTANDING SHARE
  ($50,784,454 / 2,033,425
  shares outstanding) ..............................             $     24.97
                                                                 ===========

* Non-income producing
(ADR) American Depositary Receipts


See Notes to Financial Statements
--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.


Statement of Assets and Liabilities
at March 31, 2000
================================================================================

Assets:
Investment securities, at value
  (Cost--$31,301,241) ...........................                $49,279,854
Repurchase agreement
  (Cost--$1,500,260) ............................                  1,500,260
Cash ...........................................                     154,188
Receivable for securities sold .................                     596,536
Receivable for capital shares sold .............                     433,300
Dividends receivable ...........................                       3,974
                                                                 -----------
      Total Assets .............................                  51,968,112
                                                                 -----------
Liabilities:
Payable for securities purchased ...............                   1,084,666
Payable for capital shares repurchased .........                       9,709
Accrued expenses:
  Advisory fee payable .........................                      34,401
  Service and distribution plan
    fees payable ...............................                      11,467
  Other ........................................                      43,415
                                                                 -----------
      Total Liabilities ........................                   1,183,658
                                                                 -----------
Net Assets .....................................                 $50,784,454
                                                                 ===========
Net Assets consist of:
Capital stock, at $.001 par value
  (authorized 300,000,000,
  outstanding 2,033,425 shares) ................                 $     2,034
Additional paid-in capital .....................                  26,257,434
Undistributed net realized gain
  on investments ...............................                   6,546,373
Net unrealized appreciation
  of investments ...............................                  17,978,613
                                                                 -----------
Net Assets .....................................                 $50,784,454
                                                                 ===========
Net Asset Value, Offering and
Redemption Price, per
  Outstanding Share
  ($50,784,454 / 2,033,425
  shares outstanding) ..........................                 $     24.97
                                                                 ===========


Statement of Operations
for the year ended March 31, 2000
================================================================================

Investment Income:
Interest income ................................                 $    65,657
Dividend income (net of foreign
  withholding tax of $296) .....................                      48,887
                                                                 -----------
      Total Income .............................                     114,544
                                                                 -----------
Expenses:
Advisory fee (note 4) ..........................                     238,589
Service and distribution plan fee
  (note 4) .....................................                      79,529
Custodian fees .................................                      61,839
Auditing and legal fees ........................                      40,378
Accounting and bookkeeping expense .............                      32,400
Registration and filing fees ...................                      23,044
Directors' fees and expenses ...................                      23,004
Printing .......................................                      20,619
Insurance, dues and other ......................                       9,949
Transfer agent fees ............................                       8,299
                                                                 -----------
    Total expenses before fees waived
      and custody credits ......................                     537,650
    Less: advisory and service and
      distribution plan fees waived.............                    (109,244)
    Less: custody credits ......................                      (7,957)
                                                                 -----------
    Net Expenses ...............................                     420,449
                                                                 -----------
Net Investment Loss ............................                    (305,905)
                                                                 -----------
Net Realized and Unrealized Gain
  on Investments:
    Net Realized Gain ..........................                   8,847,788
    Change in Net Unrealized
      Appreciation .............................                  13,241,090
                                                                 -----------
Net Realized Gain and Change in
  Net Unrealized Appreciation
  on Investments ...............................                  22,088,878
                                                                 -----------
Net Increase in Net Assets
  from Operations ..............................                 $21,782,973
                                                                 ===========


See Notes to Financial Statements.
--------------------------------------------------------------------------------
14

                                    Value Line Emerging Opportunities Fund, Inc.

Statement of Changes in Net Assets
for the years ended March 31, 2000 and 1999
================================================================================

                                                                          Year Ended       Year Ended
                                                                        March 31, 2000   March 31, 1999
                                                                        -------------------------------
Operations:
  Net investment loss ...............................................   $   (305,905)    $   (183,035)
  Net realized gain (loss) on investments ...........................      8,847,788       (1,060,364)
  Change in net unrealized appreciation .............................     13,241,090        1,539,399
                                                                        -------------------------------
  Net increase in net assets from operations.........................     21,782,973          296,000
                                                                        -------------------------------

Distributions to Shareholders:
  Net realized gain from investment transactions ....................       (919,488)        (374,217)
                                                                        -------------------------------

Capital Share Transactions:
  Proceeds from sale of shares ......................................     24,072,879        3,510,733
  Proceeds from reinvestment of distributions to shareholders........        916,146          365,602
  Cost of shares repurchased ........................................    (16,628,899)      (3,726,932)
                                                                        -------------------------------
  Net increase from capital share transactions.......................      8,360,126          149,403
                                                                        -------------------------------

Total Increase in Net Assets ........................................     29,223,611           71,186

Net Assets:
  Beginning of year .................................................     21,560,843       21,489,657
                                                                        -------------------------------
  End of year .......................................................   $ 50,784,454     $ 21,560,843
                                                                        ===============================





See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.


Notes to Financial Statements
================================================================================

1.   Significant Accounting Policies

Value Line Emerging Opportunities Fund, Inc., formerly Value Line Small-Cap Growth Fund, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in "small-cap" common stocks.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting purposes and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Permanent book-tax differences relating to shareholder distributions have been reclassified within the composition of the net asset accounts. In the current year the Fund reclassified $305,905 from accumulated net investment loss to undistributed net realized gain on investments. Net investment loss, net realized gain, and net assets were not affected by this reclassification.


--------------------------------------------------------------------------------
16

                                    Value Line Emerging Opportunities Fund, Inc.


                                                                  March 31, 2000
================================================================================

2.   Capital Share Transactions

Transactions in capital stock, were as follows:

                                       Year Ended     Year Ended
                                        March 31,      March 31,
                                          2000           1999
                                       -------------------------
Shares sold .........................   1,193,793       304,372
Shares issued to shareholders
  in reinvestment of
  distributions .....................      48,041        32,070
                                       -------------------------
                                        1,241,834       336,442
Shares repurchased ..................     837,228       314,846
                                       -------------------------
Net increase ........................     404,606        21,596
                                       =========================

3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:
                                            Year Ended
                                           March 31, 2000
                                           --------------
PURCHASES:
  Investment Securities ...............     $38,653,045
                                            ===========
SALES:
  Investment Securities ...............     $32,078,748
                                            ===========

At March 31, 2000, the aggregate cost of investment securities and repurchase agreement for federal income tax purposes was $32,801,501. The aggregate appreciation and depreciation of investments at March 31, 2000, based on a comparison of investment values and their costs for federal income tax purposes was $19,908,822 and $1,930,209, respectively, resulting in a net appreciation of $17,978,613.

4. Advisory Fees, Service and Distribution Plan Fees and Transactions With Affiliates

An advisory fee of $143,291 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser") for the period from October 7, 1999 to March 31, 2000. Advisory fees amounting to $95,298 from April 1, 1999 to October 6, 1999 were voluntarily waived by the Adviser. The fee was computed at the annual rate of .75 of 1% of the daily net assets. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders, at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $65,583 for the period June 29, 1999 to March 31, 2000 were paid or payable to the Distributor, and fees amounting to $13,946 for the period April 1, 1999 to June 28, 1999, were voluntarily waived by the Distributor.

For the year ended March 31, 2000, the Fund's expenses were reduced by $7,957 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and a director of the Fund. During the period ended March 31, 2000, the Fund paid brokerage commissions totaling $14,865 to the Distributor, a registered broker/dealer, which clears its transactions through unaffiliated brokers.

At March 31, 2000, the Adviser and/or affiliated companies and the Value Line, Inc., Profit Sharing and Savings Plan owned 1,426,468 shares of the Fund's capital stock, representing 70.2% of the outstanding shares. In addition, certain officers and directors of the Fund owned 72,786 shares of capital stock, representing 3.6% of the outstanding shares.


--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.


Financial Highlights
================================================================================

Selected data for a share of capital stock outstanding throughout each year:

                                                                     Years Ended March 31,
                                            ------------------------------------------------------------------------
                                                2000             1999             1998           1997           1996
                                            ------------------------------------------------------------------------

Net asset value, beginning of year ......   $  13.24         $  13.37         $  12.67       $  15.11       $  12.33
                                            ------------------------------------------------------------------------

Income (loss) from investment operations:
  Net investment loss ...................       (.15)(3)         (.11)(3)         (.15)          (.13)          (.18)
  Net gains or (losses) on securities
    (both realized and unrealized) ......      12.39              .21             3.34           (.08)          3.08
                                            ------------------------------------------------------------------------
  Total from investment operations ......      12.24              .10             3.19           (.21)          2.90
                                            ------------------------------------------------------------------------

Less distributions:
  Distributions from realized gains .....       (.51)            (.23)           (2.49)         (2.23)          (.12)
                                            ------------------------------------------------------------------------
  Total distributions ...................       (.51)            (.23)           (2.49)         (2.23)          (.12)
                                            ------------------------------------------------------------------------

Net asset value, end of year ............   $  24.97         $  13.24         $  13.37       $  12.67       $  15.11
                                            ========================================================================

Total return ............................      93.59%            1.01%           27.50%         (2.07)%        23.58%
                                            ========================================================================

Ratios/Supplemental Data:
Net assets, end of year (in thousands) ..   $ 50,784         $ 21,561         $ 21,490       $ 16,974       $ 19,106
Ratio of operating expenses to
  average net assets ....................       1.34%(2)(3)      1.34%(2)(3)      1.81%(1)       1.87%(1)       2.15%(1)
Ratio of net investment loss to
  average net assets ....................      (0.96%)(3)       (0.90)%(3)       (1.10)%        (1.07)%        (1.27)%
Portfolio turnover rate .................        104%             203%             149%           100%            57%

(1)  Before offset of custody credits.

(2) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been 1.32% in the year ended 3/31/2000 and 1.29% in the year ended 3/31/1999.

(3) Net of waived advisory fee and service and distribution plan fees. Had these expenses been fully paid by the Fund for the years ended March 31, 2000 and March 31, 1999, net investment loss per share would have been $(.21) and $(.18), the ratio of expenses to average net assets would have been 1.69% and 1.91%, and the ratio of net investment loss to average net assets would have been 1.31% and (1.47)%, respectively.



See Notes to Financial Statements.
--------------------------------------------------------------------------------
18

                                    Value Line Emerging Opportunities Fund, Inc.


                                               Report of Independent Accountants
================================================================================

To the Shareholders and Board of Directors of Value Line Emerging Opportunities Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Emerging Opportunities Fund, Inc., formerly Value Line Small Cap Growth Fund, Inc., (the "Fund") at March 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers  LLP
New York, New York
May 1, 2000

--------------------------------------------------------------------------------
     Federal Tax Notice (unaudited)

     The amount of long term capital gain paid by the Fund for the fiscal year ended March 31, 2000 was $200,284.
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.


                         The Value Line Family of Funds

================================================================================

1950--The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952--Value Line Income Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956--Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979--The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital.

1984--The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and the National Bond Portfolio.

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal.

1987--Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993--Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.

INVESTMENT ADVISER            Value Line, Inc.
                              220 East 42nd Street
                              New York, NY 10017-5891

DISTRIBUTOR                   Value Line Securities, Inc.
                              220 East 42nd Street
                              New York, NY 10017-5891

CUSTODIAN BANK                State Street Bank and Trust Co.
                              225 Franklin Street
                              Boston, MA 02110

SHAREHOLDER                   State Street Bank and Trust Co.
SERVICING AGENT               c/o NFDS
                              P.O. Box 219729
                              Kansas City, MO 64121-9729

INDEPENDENT                   PricewaterhouseCoopers LLP
ACCOUNTANTS                   1177 Avenue of the Americas
                              New York, NY 10036

LEGAL COUNSEL                 Peter D. Lowenstein, Esq.
                              Two Greenwich Plaza, Suite 100
                              Greenwich, CT 06830

DIRECTORS                     Jean Bernhard Buttner
                              Francis C. Oakley
                              Marion N. Ruth
                              Frances T. Newton

OFFICERS                      Jean Bernhard Buttner
                              Chairman and President
                              Stephen E. Grant
                              Vice President
                              David T. Henigson
                              Vice President and
                              Secretary/Treasurer
                              Jack M. Houston
                              Assistant Secretary/Treasurer
                              Stephen La Rosa
                              Assistant Secretary/Treasurer


Small-Cap investments entail special risk considerations including liquidity and volatility.
This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).